Balance Sheet Impact of Net Unrealized Gains on Securities - Components of the net unrealized gain on securities included in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, available for sale at amortized cost	$ 31,598	$ 36,144
Available for sale (AFS) fixed maturities	34,123	37,899
Deferred policy acquisition costs	302	713	$ 1,381	$ 943
Annuity benefits accumulated	(42,573)	(40,406)
Life, accident and health reserves	(610)	(612)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	1,303	865
Deferred tax on unrealized gain	(274)	(182)
Net unrealized gain, after tax (included in AOCI)	1,029	683
Fixed maturities
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, available for sale at amortized cost	31,598	36,144
Available for sale (AFS) fixed maturities	34,123	37,899
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	2,553	1,755
Deferred policy acquisition costs
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs	302	713
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(934)	(681)
Annuity benefits accumulated
Debt Securities, Available-for-sale [Abstract]
Annuity benefits accumulated	(42,573)	(40,406)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(324)	(220)
Life, accident and health reserves
Debt Securities, Available-for-sale [Abstract]
Life, accident and health reserves	(610)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(3)
Unearned revenue (included in other liabilities)
Debt Securities, Available-for-sale [Abstract]
Unearned revenue (included in other liabilities)	(15)	(12)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	11	11
Excluding unrealized gains
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs	1,273	1,412	$ 1,411	$ 1,365
Excluding unrealized gains | Fixed maturities
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, available for sale at amortized cost	31,570	36,144
Excluding unrealized gains | Deferred policy acquisition costs
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs	1,236	1,394
Excluding unrealized gains | Annuity benefits accumulated
Debt Securities, Available-for-sale [Abstract]
Annuity benefits accumulated	(42,249)	(40,186)
Excluding unrealized gains | Life, accident and health reserves
Debt Securities, Available-for-sale [Abstract]
Life, accident and health reserves	(607)
Excluding unrealized gains | Unearned revenue (included in other liabilities)
Debt Securities, Available-for-sale [Abstract]
Unearned revenue (included in other liabilities)	$ (26)	$ (23)